ACCRUED LIABILITIES AND OTHERS	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHERS

NOTE 9 – ACCRUED LIABILITIES AND OTHERS

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Compensation and other contributions	30,687	82,368
Other current liability	55,985	42,832
Advance from customers	2,554	3,494
Operating lease liability	43,514	36,361
Total	132,740	165,055

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Statutory reserve*	15,603	7,112
Other current liability	-	300,000
Operating lease liability – non-current	151,137	191,314

Total	166,740	498,426

Compensation and other contribution related liabilities consist of accrued salaries to employees. Other current liability also includes $ 28 thousand of dealer deposits received from various dealers as of March 31, 2025 (March 31, 2024: $ 14 thousand).

*	The statutory reserve is a gratuity reserve for employees in our subsidiaries in India.